CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES QUARTERLY (Details) (USD $)	Jan. 18, 2012	Oct. 04, 2011	Jun. 23, 2011	Feb. 14, 2011
CONVERTIBLE NOTES PAYABLE {2}
Convertible Note Amount 1	$ 0	$ 2,500,000	$ 100,000	$ 2,500,000
Interest Rate On Convertible Notes 1	0.00%	10.00%	10.00%	10.00%
Accrued Interest Through The Date Of Conversion 2	0	15,890.41	0	0
Common Shares For Convertible Notes 1	0	1,000,000	0	0
Commons Shares For Conversion Of Principal 1	0	63,561	0	0
Common Stocks Per Share 1	$ 0	$ 0.25	$ 0	$ 0
Note Holder Converted The Entire Principal Of 1	0	1,000,000	0	0
Accrued Interest Through The Date Of Conversion 3	0	2,821.92	0	0
Per Share Value 1	$ 0	$ 0.25	$ 0	$ 0
Shares For Convertible Notes 1	0	400,000	0	0
Shares Of The Company SCommon Stock 1	0	11,288	0	0
Company Issued AConvertible Note In The Amount 1	0	150,000	0	0
Note Holder Converted The Entire Principal Amount 1	150,000	0	0	0
Accrued Interest Through The Date Of Conversion 1	$ 4,356	$ 15,890.41	$ 0	$ 0
Per Share Value 3	$ 0.25	$ 0	$ 0	$ 0
Company SCommon Stock Shares 1	617,425	0	0	0